UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21758

CLIPPER FUNDS TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017
Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (92.29%)
CONSUMER DISCRETIONARY – (12.11%)
Automobiles & Components – (1.64%)
Adient PLC	222,709	$18,705,329
Media – (2.05%)
Liberty Global PLC, LiLAC Class C *	110,665	2,578,494
Liberty Global PLC, Series C *	633,393	20,711,951
		23,290,445
Retailing – (8.42%)
Amazon.com, Inc. *	76,786	73,818,221
CarMax, Inc. *	289,402	21,939,566
		95,757,787
	Total Consumer Discretionary	137,753,561
ENERGY – (9.63%)
Apache Corp.	1,068,299	48,928,094
Encana Corp. (Canada)	2,866,963	33,772,824
Occidental Petroleum Corp.	417,393	26,800,805
	Total Energy	109,501,723
FINANCIALS – (39.93%)
Banks – (9.85%)
JPMorgan Chase & Co.	485,112	46,333,047
Wells Fargo & Co.	1,192,422	65,762,073
		112,095,120
Diversified Financials – (24.77%)
Capital Markets – (6.12%)
Bank of New York Mellon Corp.	1,312,723	69,600,573
Consumer Finance – (10.97%)
American Express Co.	771,996	69,834,758
Capital One Financial Corp.	649,660	55,000,216
		124,834,974
Diversified Financial Services – (7.68%)
Berkshire Hathaway Inc., Class A *	318	87,367,320
		281,802,867
Insurance – (5.31%)
Property & Casualty Insurance – (5.31%)
Markel Corp. *	56,517	60,359,026
	Total Financials	454,257,013
HEALTH CARE – (1.99%)
Health Care Equipment & Services – (1.99%)
UnitedHealth Group Inc.	115,384	22,597,957
	Total Health Care	22,597,957
INDUSTRIALS – (14.79%)
Capital Goods – (14.79%)
Johnson Controls International PLC	1,218,946	49,111,334
Safran S.A. (France)	513,188	52,429,066
United Technologies Corp.	574,505	66,688,541
	Total Industrials	168,228,941
INFORMATION TECHNOLOGY – (7.14%)
Software & Services – (7.14%)
Alphabet Inc., Class A *	41,810	40,711,233
Alphabet Inc., Class C *	41,832	40,121,489

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2017 (Unaudited)

		Units/Shares/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	ASAC II L.P. *(a)	407,313	$395,257
		Total Information Technology	81,227,979
MATERIALS – (6.70%)
	LafargeHolcim Ltd. (Switzerland)	791,214	46,191,049
	Monsanto Co.	250,666	30,034,800
		Total Materials	76,225,849
	TOTAL COMMON STOCK – (Identified cost $690,211,994)		1,049,793,023
PREFERRED STOCK – (2.76%)
CONSUMER DISCRETIONARY – (2.76%)
Retailing – (2.76%)
	Didi Chuxing Joint Co., Series A (China)*(a)	524,409	26,709,251
	Didi Chuxing Joint Co., Series B (China)*(a)	91,609	4,665,839
		Total Consumer Discretionary	31,375,090
	TOTAL PREFERRED STOCK – (Identified cost $24,712,474)		31,375,090
SHORT-TERM INVESTMENTS – (4.96%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $9,462,852 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $9,651,240)	$9,462,000	9,462,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $5,367,470 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.30667%-4.50%, 02/01/27-07/01/47, total market value $5,474,340)	5,367,000	5,367,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $30,282,725 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 04/01/27-07/20/67, total market value $30,885,600)	30,280,000	30,280,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $11,356,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.710%-4.00%, 08/01/28-10/01/47, total market value $11,582,100)	11,355,000	11,355,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $56,464,000)		56,464,000
	Total Investments – (100.01%) – (Identified cost $771,388,468) – (b)		1,137,632,113
	Liabilities Less Other Assets – (0.01%)		(111,886)
	Net Assets – (100.00%)		$1,137,520,227

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are fair valued under methods approved by the Board of Directors.  The aggregate value of restricted securities amounted to $31,770,347 or 2.79% of the Fund's net assets as of September 30, 2017.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2017 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $777,072,994. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$388,919,823
	Unrealized depreciation	(28,360,704)
	Net unrealized appreciation	$360,559,119

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Trustees at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2017 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$137,753,561	$–	$31,375,090	$169,128,651
Energy	109,501,723	–	–	109,501,723
Financials	454,257,013	–	–	454,257,013
Health Care	22,597,957	–	–	22,597,957
Industrials	168,228,941	–	–	168,228,941
Information Technology	80,832,722	–	395,257	81,227,979
Materials	76,225,849	–	–	76,225,849
Short-term securities	–	56,464,000	–	56,464,000
Total Investments	$1,049,397,766	$56,464,000	$31,770,347	$1,137,632,113

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2017:

Investment Securities:
Beginning balance	$20,433,501
Net change in unrealized appreciation (depreciation)	6,671,007
Cost of purchases	4,665,839
Ending balance	$31,770,347

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2017	$6,671,007

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
					Impact to
Investments	Fair Value at	Valuation	Unobservable		Valuation from
at Value	September 30, 2017	Technique	Input	Amount	an Increase in Input

Common Stock	$395,257	Discounted Cash Flow	Annualized Yield	2.429%	Decrease

Preferred Stock	31,375,090	Market Approach	Transaction Price	$50.9321	Increase

	$31,770,347

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUNDS TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 27, 2017